Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Instruments
Derivative financial instruments, current assets	$ 2,199	$ 82
Derivative financial instruments, non-current assets	16,012	7,856
Total	18,211	7,938
Derivative financial instruments, current liability	1,815	7,854
Derivative financial instruments, non-current liability		22,485
Total	1,815	30,339
Derivative assets designated and effective as hedging instruments carried at fair value | Cross currency swaps
Derivative Financial Instruments
Total	4,553
Derivative assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Derivative Financial Instruments
Total	11,535	7,856
Derivative assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Derivative Financial Instruments
Total	2,123	82
Derivative liabilities designated and effective as hedging instruments carried at fair value | Cross currency swaps
Derivative Financial Instruments
Total	605	24,279
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Derivative Financial Instruments
Total	1,815	30,339
Derivative liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Derivative Financial Instruments
Total	$ 1,210	$ 6,060